Note 8 - Stockholders' Equity - Warrants (Details)	9 Months Ended
Sep. 30, 2019 $ / shares shares
Balance, December 31, 2018 (in shares) | shares	296,296
Balance, December 31, 2018 (in dollars per share) | $ / shares	$ 6.75
Warrants for common stock sold (in shares) | shares	2,139,512
Warrants for common stock sold (in dollars per share) | $ / shares	$ 6.30
Balance, September 30,2018 (in shares) | shares	2,435,808
Balance, September 30,2018 (in dollars per share) | $ / shares	$ 6.36